Loans Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Residential real estate loans:
1-4 family conventional	$ 96,512	$ 118,524
1-4 family FHA	479	494
1-4 family VA	46	48
1-4 Family	97,037	119,066
Commercial Real Estate:
Lodging	31,020	31,905
Retail/office	66,159	80,436
Nursing home/health care	22,205	6,455
Land developments	36,691	45,197
Golf courses	7,193	8,326
Restaurant/bar/cafe	3,057	3,102
Alternative fuel plants	13,911	18,882
Warehouse	7,570	16,555
Construction:
1-4 family builder	6,659	4,926
Construction Multi family	3,811	1,156
Construction Commercial real estate	1,960	4,840
Manufacturing	11,196	8,557
Churches/community service	3,731	6,058
Multi family	11,756	35,517
Other	17,988	18,002
Total Commercial Real Estate Loans	244,907	289,914
Consumer:
Autos	623	404
Home equity line	36,521	41,429
Home equity	11,390	13,426
Consumer - secured	1,184	1,409
Land/lot loans	2,246	2,723
Savings	220	576
Mobile home	449	657
Consumer - unsecured	1,342	1,537
Total of Consumer Loans	53,975	62,161
Total Commercial Business Loans	79,854	109,259
Total loans	475,773	580,400
Unamortized discounts	33	93
Net deferred loan fees	87	511
Allowance for loan losses	21,608	23,888	42,828	23,812
Total loans receivable, net	454,045	555,908
Commitments to originate or purchase loans	5,392	5,925
Commitments to deliver loans to secondary market	$ 7,046	$ 7,263
Weighted average contractual rate of loans in portfolio	5.01%	5.52%